FRANKLIN TEMPLETON GROUP
                   777 Mariners Island Boulevard
                        San Mateo, CA 94404



December 1, 1999


Filed Via EDGAR (CIK #0000353316)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  Franklin Tax-Exempt Money Fund
           File Nos. 2-72614 and 811-3193

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of
Additional  Information  that  would  have been  filed  under  Rule
497(c) do not differ from those contained in Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 24, 1999.

Sincerely yours,

FRANKLIN TAX-EXEMPT MONEY FUND


/s/ Leiann Nuzum
Leiann Nuzum
Associate General Counsel

LN:nk

cc:   Mark H. Plafker, Esq.